COMMITMENTS AND CONTINGENCIES (10K) (Details) - USD ($)			3 Months Ended			6 Months Ended										12 Months Ended									24 Months Ended	36 Months Ended	60 Months Ended
	Mar. 17, 2015	Aug. 01, 2014	Jun. 30, 2015		Jun. 30, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013	Feb. 01, 2018	Mar. 31, 2011	Mar. 07, 2008
Future minimum lease payments [Abstract]
2015																$ 120,033
2016			$ 119,840			$ 119,840										119,840
2017			119,840			119,840										119,840
2018			28,858			28,858										28,858
2019			0			0										0
Total			328,458			328,458										388,571
Rent expense for operating lease			29,837		$ 30,446	61,002		$ 60,826								123,716			$ 116,488
Related Party Obligations [Abstract]
Related party sales																802,000			281,000
Outstanding accounts receivable			$ 1,249,683			$ 1,249,683										$ 798,147			$ 174,307
Concentration risk, percentage (in hundredths)			100.00%		100.00%	100.00%		100.00%								91.00%			75.00%
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability						$ 166,772		$ (144,986)		$ (126,769)		$ 244,903		$ 176,852		$ (173,225)			$ (146,769)		$ 272,156		$ 197,838
Deferred compensation			$ 316,772			316,772										150,000			323,225
Compensation accounts payable			192,500			192,500										87,500			207,500
Compensation accrued liabilities			124,272			124,272										$ 62,500			$ 115,725
Milestone payments [Line Items]
Future milestone obligations			4,750,000			4,750,000
Accounts Receivable [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)																99.00%			94.00%
Sales Revenue, Net [Member]
Related Party Obligations [Abstract]
Concentration risk, percentage (in hundredths)																93.00%			76.00%
Kerry P. Gray [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability						151,806	[1],[2],[3]	(119,986)	[1],[2],[3]	(91,000)	[1],[2],[3]	220,673	[1],[2],[3]	140,313	[1],[2],[3]	$ (119,986)	[4],[5]		$ (91,000)	[4],[5]	220,673	[4],[5]	140,313	[4],[5]
Deferred compensation			301,806	[1],[2],[3]	$ 150,000	301,806	[1],[2],[3]	150,000		221,500						150,000	[4],[5]		221,500
Deferred compensation liability pursuant to separation agreement										11,500						62,500			11,500
Deferred compensation liability pursuant to duties as chairman						105,000		87,500		210,000						87,500			210,000
Repayment of temporarily deferred compensation								269,986		312,500						(269,986)			(312,500)
Proceeds from issuance of common stock under March 2013 offering								100,000		300,000						(100,000)			(300,000)
Terrance K. Wallberg [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability						14,966		(25,000)		$ (35,769)		$ 24,230		$ 36,539		(25,000)			(35,769)		24,230		36,539
Deferred compensation			$ 14,996			14,996										0
Key Executives [Member]
Summary of compensation earned, compensation paid in cash, and compensation temporarily deferred [Abstract]
Deferred compensation liability																(28,239)			$ (20,000)		$ 27,253		$ 20,986
Deferred compensation																0
Office and Laboratory Space [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation	$ 9,436	$ 9,436						$ 9,193										$ 9,193							$ 9,776		$ 9,330
Future minimum monthly lease obligation after specified period						9,379										9,379
Office Equipment [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation						744										744
Office Equipment [Member] | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Minimum monthly lease obligation																										$ 551
Access Pharmaceuticals [Member]
Milestone payments [Line Items]
Future milestone obligations																4,750,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment						20,000,000										20,000,000
Access Pharmaceuticals [Member] | Annual Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment						40,000,000										40,000,000
Access Pharmaceuticals [Member] | Annual Sales, Any One Certain Product [Member]
Milestone payments [Line Items]
Milestone for payment						20,000,000										20,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Minimum [Member]
Milestone payments [Line Items]
Milestone for payment						50,000,000										50,000,000
Access Pharmaceuticals [Member] | Cumulative Sales, Certain Products [Member] | Maximum [Member]
Milestone payments [Line Items]
Milestone for payment						$ 100,000,000										$ 100,000,000
ProStrakan Ltd [Member]
Milestone payments [Line Items]
Royalty percentage (in hundredths)																												30.00%
ProStrakan Ltd [Member] | Maximum [Member]
Milestone payments [Line Items]
Future milestone obligations																												$ 1,400,000

[1]	During 2013, Mr. Gray temporarily deferred compensation of 221,500 which consisted of 11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[2]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of 62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[3]	During 2015, Mr. Gray temporarily deferred compensation of 151,806 which consisted of $46,806 earned as salary compensation for his duties as President of the Company and $105,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors.
[4]	During 2013, Mr. Gray temporarily deferred compensation of $221,500 which consisted of $11,500 earned pursuant to a Separation Agreement and $210,000 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2013, Mr. Gray was also repaid $312,500 of temporarily deferred compensation, of which $300,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.
[5]	During 2014, Mr. Gray temporarily deferred compensation of $150,000 which consisted of $62,500 earned as salary compensation for his duties as President of the Company and $87,500 for his duties as Chairman of the Executive Committee of the Company's Board of Directors. During 2014, Mr. Gray was also repaid $269,986 of temporarily deferred compensation, of which $100,000 was used by Mr. Gray for funding required pursuant to the March 2013 Offering.